Capital Stock Transactions	3 Months Ended
Mar. 31, 2013
Capital Stock Transactions
Capital Stock Transactions

Note I - Capital Stock Transactions

Pursuant to the Plan affirmed by the U. S. Bankruptcy Court - Northern District of Texas - Dallas Division, the Company issued 500,005 plan shares to meet the requirements of the Plan.  The 500,005 shares of the Company’s “new” common stock was issued to holders of various claims, as defined in the Plan, in settlement of all unpaid pre-confirmation obligations of the Company and/or the bankruptcy trust.

On November 5, 2010, the Company entered into a Share Purchase Agreement with Shelton pursuant to which she acquired 9,500,000 shares of our common stock for approximately $9,500 cash or $0.001 per share.  As a result of this transaction, 10,000,005 shares of our common stock are currently issued and outstanding.  The Company relied upon Section 4(2) of the Securities Act of 1933, as amended, for an exemption from registration on these shares and no underwriter was used in this transaction.